Financial assets - Exclusive fund portfolio (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Net value	R$ 556,982	R$ 874,393
Retail Renda Fixa Crdito Privado Fundo de Investimento | LF
Disclosure of financial assets [line items]
Net value		R$ 151,396
Average CDI		1055.00%
Retail Renda Fixa Crdito Privado Fundo de Investimento | LFS Eligible
Disclosure of financial assets [line items]
Net value		R$ 5,541
Average CDI		10875.00%
Retail Renda Fixa Crdito Privado Fundo de Investimento | LFT
Disclosure of financial assets [line items]
Net value	282,348	R$ 120,333
Retail Renda Fixa Crdito Privado Fundo de Investimento | LTN Over
Disclosure of financial assets [line items]
Net value	172,403	26,021
Retail Renda Fixa Crdito Privado Fundo de Investimento | Other founds
Disclosure of financial assets [line items]
Net value		470,966
Moving Tech Renda Fixa | LFT
Disclosure of financial assets [line items]
Net value	30,396	50,012
Moving Tech Renda Fixa | Other founds
Disclosure of financial assets [line items]
Net value	R$ 71,835	R$ 50,124